Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	29 Months Ended	1 Months Ended			12 Months Ended
	Aug. 14, 2010 American Depository Shares Maximum	Jan. 22, 2013 Subsequent Event	Apr. 23, 2013 Subsequent Event American Depository Shares	Jan. 22, 2013 Subsequent Event American Depository Shares	Jan. 21, 2014 Subsequent Event American Depository Shares Maximum
Subsequent Event [Line Items]
Repurchase of shares	$ 80				$ 40
Repurchase commencement period		Repurchases under the program may be conducted at any time during the period commencing January 22, 2013 and extending through January 21, 2014
Date on or around which dividend is to be paid			May 14, 2013	Mar. 04, 2013
Dividend record date			May 06, 2013	Feb. 21, 2013